UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of sponsor: 0001838077

Barings 2026-SBP Issuer LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________

Central Index Key Number of underwriter (if applicable): __________

John Phillips, (413) 627-1512
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated February 9, 2026, obtained by the sponsor, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 9, 2026

BARINGS REAL ESTATE DEBT INCOME FUND LP, a Delaware limited partnership (Sponsor)

By: BREDIF GP LLC, its general partner

By: BARINGS LLC, its sole member

By:  /s/ John J. Phillips

Title: Managing Director

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 9, 2026, of Deloitte & Touche LLP.